Leases	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leases

Note 12 – Leases

The Company has operating leases for corporate offices, an automobile and office equipment. The leases have remaining lease terms of 1 year to 4 years.

The Company entered into an operating lease that began in December 2017 for 380 Lackawanna Place, South Orange, New Jersey 07079, which consists of approximately 7,700 square feet of space. The rental agreement expires in November 2022 with a monthly cost of approximately $11,000. Approximately $11,000 related to a security deposit for this U.S. office facility is classified as other assets on the condensed consolidated balance sheet as of March 31, 2019 and December 31, 2018. The Company uses this facility to house its corporate headquarters and research facilities.

The Company also has a rental agreement for 591 East Sunset Road, Henderson, Nevada 89011, which consists of approximately 16,000 total square feet of space. The Nevada lease expires in November 2020 with a monthly cost of approximately $6,000. Approximately $7,000 related to a security deposit for this U.S. office facility is classified as other assets on the condensed consolidated balance sheet as of March 31, 2019 and December 31, 2018.

The Company entered into an operating lease that began in February 2019 for 211 Donelson Pike, Nashville, Tennessee 37214, for office space. The rental agreement expires in January 2021 with a monthly cost of approximately $850. Approximately $1,000 related to a security deposit for this office facility is classified as other assets on the condensed consolidated balance sheet as of March 31, 2019.

The Company entered into an operating lease in March 2019 for 3221 Polaris Avenue, Las Vegas, Nevada 89118. The rental agreement will commence in June 2019 with a monthly cost of approximately $15,000. Approximately $20,000 related to a security deposit for this office facility is classified as other assets on the condensed consolidated balance sheet as of March 31, 2019.

The lease agreement for the office space in Ireland was entered into on August 1, 2018 and includes a twelve month term.

The Company also has lease agreements for an automobile and office equipment.

Prior to the adoption of ASC 842, operating lease expense of approximately $51,000 was recognized in the Company’s consolidated statements of operations and comprehensive loss for the three months ended March 31, 2018.

Operating lease expense for the three months ended March 31, 2019 was approximately $58,000 in the Company’s consolidated statements of operations and comprehensive loss and includes costs associated with leases for which ROU assets have been recognized as well as short-term leases.

Supplemental cash flow information related to leases was as follows:

Three months ended March 31, 2019
(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$57,000

ROU assets obtained in exchange for lease obligations
Operating leases	$20,000

Supplemental balance sheet information related to leases was as follows:

March 31, 2019
(Unaudited)

Operating lease right-of-use assets	$587,000

Current portion of operating lease liabilities	$191,000
Operating lease liabilities, net of current portion	406,000
Total operating lease liabilities	$597,000

Weighted average remaining lease term, operating leases	3.2 years

Weighted average discount rate, operating leases	8.0%

As of March 31, 2019, maturities of lease liabilities were as follows:

2019 (excluding the three months ended March 31, 2019)	$171,000
2020	218,000
2021	147,000
2022	136,000
Total future minimum lease payments	672,000
Less imputed interest	(75,000)
Total	$597,000